Equity - Schedule of Share Capital (Details) - shares	Dec. 31, 2025	Dec. 31, 2024
Schedule of Share Capital [Line Items]
Authorized share capital	176,000,000	176,000,000
Issued and paid up share capital	53,597,308	46,733,844
Paid up share capital	46,717,308	46,733,844
SEK [Member]
Schedule of Share Capital [Line Items]
Authorized share capital	3,520,000	3,520,000
Issued and paid up share capital	936,000	935,000